Loans - Summary of Impaired Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	$ 1,519	$ 1,168
With No Related Allowance Recorded, Unpaid Principal Balance	2,495	1,981
With an Allowance Recorded, Recorded Investment	547	3,628
With an Allowance Recorded, Unpaid Principal Balance	552	3,648
With an Allowance Recorded, Related Allowance	48	310
Total Recorded Investment	2,066	4,796
Total Unpaid Principal Balance	3,047	5,629
With an Allowance Recorded, Related Allowance	48	310
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Financing Receivable, Impaired [Line Items]
With an Allowance Recorded, Recorded Investment	460	123
With an Allowance Recorded, Unpaid Principal Balance	460	140
With an Allowance Recorded, Related Allowance	39	12
Total Recorded Investment	460	123
Total Unpaid Principal Balance	460	140
With an Allowance Recorded, Related Allowance	39	12
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	909
With No Related Allowance Recorded, Unpaid Principal Balance	1,849
Total Recorded Investment	909
Total Unpaid Principal Balance	1,849
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	158
With No Related Allowance Recorded, Unpaid Principal Balance	164
Total Recorded Investment	158
Total Unpaid Principal Balance	164
Real Estate Mortgage Loans [Member] | Commercial [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment		504
With No Related Allowance Recorded, Unpaid Principal Balance		1,231
With an Allowance Recorded, Recorded Investment		3,401
With an Allowance Recorded, Unpaid Principal Balance		3,401
With an Allowance Recorded, Related Allowance		289
Total Recorded Investment		3,905
Total Unpaid Principal Balance		4,632
With an Allowance Recorded, Related Allowance		289
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
With No Related Allowance Recorded, Recorded Investment	452	664
With No Related Allowance Recorded, Unpaid Principal Balance	482	750
With an Allowance Recorded, Recorded Investment	87	104
With an Allowance Recorded, Unpaid Principal Balance	92	107
With an Allowance Recorded, Related Allowance	9	9
Total Recorded Investment	539	768
Total Unpaid Principal Balance	574	857
With an Allowance Recorded, Related Allowance	$ 9	$ 9